Property, Plant & Equipment, Net - Summary of Property, Plant & Equipment, Net (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 897,627
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,104
Additions	952,497
Disposals	(11,104)
Balance	952,497
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(11,104)
Depreciation	(54,870)
Disposals	11,104
Balance	(54,870)
Lab Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	890,867
Balance	890,867
Lab Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(52,671)
Balance	(52,671)
Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,828
Additions	11,859
Disposals	(4,828)
Balance	11,859
Computer Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,828)
Depreciation	(2,199)
Disposals	4,828
Balance	(2,199)
Capitalized Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	49,771
Balance	49,771
Furniture & Fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6,276
Disposals	(6,276)
Furniture & Fixtures | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,276)
Disposals	$ 6,276